Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Components of Income Tax Expense
	For the year ended December 31,
	2012	2013	2014

Current income tax expense	$12,062	$22,382	$69,693
Deferred income tax (benefit) expense	(683)	1,041	(18,268)

Total income tax expense	$11,379	$23,423	$51,425

Components of Deferred Tax Assets and Liabilities
	December 31,
	2013	2014

Current deferred tax assets
Accrued payroll	$2,889	$5,141
Provision of allowance for doubtful accounts	92	478
Deferred revenue-current	306	660
Less: Valuation allowance	(158)	(1,435)

Current deferred tax assets, net	3,129	4,844

Noncurrent deferred tax assets
Deferred revenue-noncurrent	383	339
Intangible assets	266	953
Fixed assets	66	100
Subsidy income	231	270
Net operating loss carry forwards	4,592	9,193
Promotion fee	-	13,894
Unrealized loss on available-for-sale investments	-	2,462
Less: Valuation allowance	(4,592)	(10,846)

Noncurrent deferred tax assets, net	946	16,365

Noncurrent deferred tax liabilities
Acquired intangible assets	2,676	8,159
Unrealized gain on available-for-sale investments	-	357

Noncurrent deferred tax liabilities	$2,676	$8,516

Effective Income Tax Rate Reconciliation
	For the year ended December 31,
	2012	2013	2014

Income before income tax expense	$62,695	$124,019	$286,494
PRC statutory income tax rate	25%	25%	25%
Income tax expense at the statutory income tax rate	15,674	31,005	71,624
Permanent differences	870	1,663	5,506
Effect of different income tax calculation method required by tax bureau	67	48	(5)
Effect of tax exempt status in Cayman Islands and other jurisdictions	12,217	30,241	24,701
Effect of different income tax rate in Hong Kong	(25)	168	273
Effect of income tax holiday and preferential tax rates	(17,844)	(43,460)	(58,529)
Changes in valuation allowance	420	3,758	7,855

Income tax expense	$11,379	$23,423	$51,425